Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1.     DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Trident Acquisitions Corp. (the “Company”) is a blank check company incorporated in Delaware on March 17, 2016. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses (“Business Combination”).

At December 31, 2020, the Company had one subsidiary, Trident Black Sea Inc., a majority-owned subsidiary of the Company incorporated in Delaware on May 7, 2019 (“Trident Black Sea”). On February 25, 2021, the Company transferred all of its equity interest in Trident Black Sea to VK Consulting, Inc. for an aggregate purchase price of $25,000, which is equal to the Company’s capital investment in Trident Black Sea.

At March 31, 2021, the Company had one subsidiary, Trident Merger Sub II Corp., a majority-owned subsidiary of the Company incorporated in Delaware on February 9, 2021 (“Merger Sub”).

At March 31, 2021, the Company had not yet commenced operations. All activity through March 31, 2021 relates to the Company’s formation, its public offering (“Initial Public Offering”), which is described below, and identifying a target for a Business Combination and activities in connection with the proposed acquisition of AutoLotto, Inc. (“Lottery.com”) (see Note 6).

The registration statement for the Company’s Initial Public Offering was declared effective on May 29, 2018. On June 1, 2018, the Company consummated the Initial Public Offering of 17,500,000 units (“Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), generating gross proceeds of $175,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 1,150,000 Private Units, at a price of $10.00 per unit in a private placement to certain of the Company’s affiliates and stockholders (the “Insiders”), generating gross proceeds of $11,500,000, which is described in Note 4.

Following the closing of the Initial Public Offering on June 1, 2018, an amount of $178,500,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Units was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account, as described below.

On June 5, 2018, in connection with the underwriters’ exercise of their over-allotment option in full, the Company consummated the sale of an additional 2,625,000 Units at $10.00 per unit, generating total gross proceeds of $26,250,000. Simultaneously with the sale of the additional Units, the Company deposited an aggregate of $1,181,250 into the Trust Account from funds previously held outside of the Trust Account. A total of $26,775,000 was deposited in the Trust Account, bringing the aggregate proceeds held in the Trust Account to $205,275,000.

Transaction costs amounted to $11,101,864, consisting of $5,031,250 of underwriting fees, $5,031,250 of deferred underwriting fees and $1,039,364 of other costs. As of March 31, 2021, cash of $114,036 was held outside of the Trust Account and is available for working capital purposes.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq Capital Market

(“NASDAQ”) rules provide that the Company’s initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and interest released to pay franchise and income taxes) at the time of the signing a definitive agreement in connection with a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its stockholders with the opportunity to convert all or a portion of their shares included in the Units sold in the Initial Public Offering (the “Public Shares”) upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to convert their shares for a pro rata portion of the amount then in the Trust Account ($10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and incomes tax obligations). The per-share amount to be distributed to stockholders who convert their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 6). There will be no conversion rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the conversions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other legal reasons, the Company will offer to convert shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to convert their Public Shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from converting its shares with respect to more than an aggregate of 20% of the shares sold in the Initial Public Offering (“Excess Shares”).

The Company’s Insiders, officers, directors and any holder of the Company’s insider shares (as defined in Note 5) (the “initial stockholders”) have agreed (a) to vote their insider shares, Private Shares (as defined in Note 5) and Public Shares in favor of a Business Combination, (b) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their shares in conjunction with any such amendment; (c) not to convert any shares in connection with a stockholder vote to approve a Business Combination and (d) that the insider shares and Private Shares will not participate in any liquidating distributions upon winding up if a Business Combination is not consummated.

The Company initially had until December 1, 2019 to consummate a Business Combination (the “Combination Period”).

On November 26, 2019, the Company held its Annual Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination two times for an additional 90 days each time to June 1, 2020. The Company agreed to contribute $500,000 to the Trust Account for each 90-day extension period. The Company contributed an aggregate of $1,000,015 to the Trust Account which extended the date to June 1, 2020 to complete a Business Combination.

In connection with the approval of the Charter Amendment, stockholders elected to redeem an aggregate of 13,081,434 shares of the Company’s common stock. As a result, an aggregate of $137,130,484 (or approximately $10.48 per share) was removed from the Company’s Trust Account to pay such stockholders.

On May 28, 2020, the Company held a Special Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Second Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination to September 1, 2020 (the “Second Extended Date”). The Company agreed to contribute $0.15 for each Public Share outstanding that was not redeemed for the three-month extension period. As of June 30, 2020, the Company contributed an aggregate of $962,476 to the Trust Account and had until September 1, 2020 to complete a Business Combination.

In connection with the approval of the Second Charter Amendment, stockholders elected to redeem an aggregate of 627,059 shares of the Company’s common stock. As a result, an aggregate of $6,666,775 (or approximately $10.63 per share) was removed from the Company’s Trust Account to pay such stockholders and 12,597,757 shares of common stock were then issued and outstanding as of June 30, 2020.

On August 28, 2020, the Company held a Special Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Third Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination to December 1, 2020 (the “Third Extended Date”). The Company agreed to contribute $0.15 for each Public Share outstanding that was not redeemed for the three-month extension period. As of September 30, 2020, the Company contributed an aggregate of $867,971 to the Trust Account and had until December 1, 2020 to complete a Business Combination.

In connection with the approval of the Third Charter Amendment, stockholders elected to redeem an aggregate of 630,037 shares of the Company’s common stock. As a result, an aggregate of $6,781,851 (or approximately $10.76 per share) was removed from the Company’s Trust Account to pay such stockholders and 11,967,720 shares of common stock were then issued and outstanding as of September 30, 2020.

The Company held a special meeting of stockholders on November 30, 2020, pursuant to which the stockholders approved to extend the Third Extended Date from December 1, 2020 to March 1, 2021, with an ability to further extend for an additional three months to June 1, 2021 (the “Fourth Extended Date”) if approved by the Company’s board of directors. On February 26, 2021, the Company’s board of directors approved the extension of the Fourth Extended Date to June 1, 2021 to permit sufficient time for the Company to consummate its previously announced proposed business combination with Lottery.com, including filing a registration statement on Form S-4 that will include a proxy statement. The Company agreed to contribute $0.05 for each Public Share outstanding that was not redeemed for each month of the extension going forward. On December 1, 2020, the Company contributed an aggregate of $289,323 to the Trust Account.

The Company held a special meeting of stockholders on May 27, 2021, pursuant to which the stockholders approved to extend the Fourth Extended Date from June 1, 2021 to September 1, 2021, with an ability to further extend for an additional three months to December 1, 2021 (the “Fifth Extended Date”) if approved by the Company’s board of directors. In addition, the Company agreed that for each month of the extension, if the daily volume weighted average price of the Company’s common stock for any 10 consecutive trading days in the prior month is below $11.40 per share, as determined two (2) trading days prior to the last day of such month, the Company must deposit, or cause to be deposited by its insiders, $0.05 for each public share of common stock that was not redeemed in connection with the special meeting into the Company’s trust account.

If the Company is unable to consummate a Business Combination by the Fifth Extended Date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned (net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

The initial stockholders have agreed to waive their rights to liquidating distributions from the Trust Account with respect to their insider shares and Private Shares if the Company fails to complete a Business Combination during the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its rights to the deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the $10.20 per share held in the Trust Account.

In order to protect the amounts held in the Trust Account, the initial stockholders have agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the initial stockholders will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the initial stockholders will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Going Concern

As of March 31, 2021, the Company had $114,036 in its operating bank accounts, $63,366,019 in marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem shares in connection therewith and an adjusted working capital deficit of $316,535, which excludes franchise taxes of $50,000 and prepaid income taxes of $12,186, of which such amounts will be paid from interest earned on the Trust Account, and promissory notes in the amount of $4,650,000 as such amounts are payable upon the consummation of a Business Combination and not from the working capital of the Company. As of March 31, 2021, approximately $1,497,000 of the amount on deposit in the Trust Account represents interest income, which is available to pay the Company’s tax obligations. Through March 31, 2021, the Company has withdrawn $1,601,135 of interest earned from the Trust Account in order to pay its taxes, of which $40,250 was withdrawn during the three months ended March 31, 2021.

On December 17, 2019, Viktoria Group, LLC, a company owned by the Company’s President and Chief Financial Officer, loaned the Company $180,000 in order to fund working capital requirements and finance transaction expenses in connection with a Business Combination. The loan was non-interest bearing and was repaid on June 18, 2020.

On January 30, 2020, VK Consulting, Inc. a company owned by the Company’s President and Chief Financial Officer, loaned the Company $425,000 in order to fund working capital requirements and finance transaction expenses in connection with a Business Combination. The loan is non-interest bearing and currently due on demand.

On February 7, 2020, May 15, 2020 and August 27, 2020, BGV Group Limited, an affiliate of one of the Company’s stockholders, loaned the Company an aggregate of $3,400,000 to be used to finance transaction costs in connection with a Business Combination. The loans are non-interest bearing and currently due on demand.

On November 27, 2020, an affiliate of the Company loaned the Company an aggregate of $150,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and payable on May 27, 2021.

On November 30, 2020 and December 28, 2020, an affiliate of the Company loaned the Company an aggregate of $1,100,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and currently due on demand.

The Company will need to raise additional capital through loans or additional investments from its initial stockholders, officers or directors. The Company’s initial stockholders, officers or directors may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through December 1, 2021, the date that the Company will be required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Proposed Business Combination with Lottery.com

On February 21, 2021, the Company entered into a business combination agreement (the “Merger Agreement”) with Trident Merger Sub II Corp. (“Merger Sub”) (incorporated on February 9, 2021) and Lottery.com. Upon the closing (the “Closing”) of the business combination with Lottery.com, Merger Sub will merge with and into Lottery.com, with Lottery.com as the surviving company, continuing as the Company’s wholly owned subsidiary following the transaction and the separate existence of Merger Sub shall cease. At the Closing, each share of Lottery.com common stock issued and outstanding as of immediately prior to the Closing shall be converted into the right to receive the Per Share Merger Consideration. “Per Share Merger Consideration” means the quotient obtained by dividing (a) 40,000,000 shares of the Company’s common stock by (b) the aggregate number of shares of Lottery.com common stock (including shares issued upon the conversion or exercise of Lottery.com convertible securities) issued and outstanding as of immediately prior to the Closing (the “Lottery.com Shares”). The Per Share Merger Consideration shall be reduced by the number of shares of our common stock equal to the quotient of (i) the amount by which Net Indebtedness exceeds $10,000,000, as mutually agreed between the Company and Lottery.com (each acting reasonably), divided by (ii) 11.00. “Net Indebtedness” means the amount equal to Lottery.com’s Indebtedness, less cash and cash equivalents. For the avoidance of doubt, Lottery.com’s Indebtedness shall not include current liabilities or any intercompany Indebtedness between or among Lottery.com and any of its subsidiaries.

The holders of the Lottery.com Shares (the “Sellers”) will also be entitled to receive up to 6,000,000 additional shares of the Company’s common stock (the “Seller Earnout Shares”) that may be issuable from time to time as set forth below. The aggregate value of the consideration to be paid by the Company in the business combination (excluding the Seller Earnout Shares) is approximately $444 million (calculated as follows: 40,000,000 shares of the Company’s common stock to be issued to the Sellers, multiplied by $11.00). Upon the Closing, the Company will change its name to “Lottery.com.”

If, at any time on or prior to December 31, 2021, the daily volume-weighted average price of shares of the Company’s common stock equals or exceeds $13.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller Earnout Shares and Vadim Komissarov, Ilya Ponomarev and Marat Rosenberg (the “Founder Holders”) shall receive an aggregate of 2,000,000 shares of the Company’s common stock. If, at any time on or prior to December 31, 2022, the daily volume-weighted average price of shares of the Company’s common stock equals or exceeds $16.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller Earnout Shares and the Founder Holders shall receive an aggregate of 2,000,000 shares of common stock. The Seller Earnout Shares then earned and issuable shall be issued to the Sellers on a pro-rata basis based on the percentage of the Lottery.com Shares owned by them immediately prior to the Closing.

The parties agreed that immediately following the Closing, the Company’s board of directors will consist of five directors, four of which will be designated by Lottery.com and one of which will be designated by the Company, such appointment by the Company to be an independent director.

NOTE 1.     DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Trident Acquisitions Corp. (the “Company”) is a blank check company incorporated in Delaware on March 17, 2016. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses (“Business Combination”).

At December 31, 2020, the Company had one subsidiary, Trident Black Sea Inc., a majority-owned subsidiary of the Company incorporated in Delaware on May 7, 2019 (“Trident Black Sea”).

At December 31, 2020, the Company had not yet commenced operations. All activity through December 31, 2020 relates to the Company’s formation, its public offering (“Initial Public Offering”), which is described below, and identifying a target for a Business Combination and activities in connection with the proposed acquisition of AutoLotto, Inc. (“Lottery.com”) (see Note 12).

The registration statement for the Company’s Initial Public Offering was declared effective on May 29, 2018. On June 1, 2018, the Company consummated the Initial Public Offering of 17,500,000 units (“Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), generating gross proceeds of $175,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 1,150,000 Private Units, at a price of $10.00 per unit in a private placement to certain of the Company’s affiliates and stockholders (the “Insiders”), generating gross proceeds of $11,500,000, which is described in Note 5.

Following the closing of the Initial Public Offering on June 1, 2018, an amount of $178,500,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Units was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account, as described below.

On June 5, 2018, in connection with the underwriters’ exercise of their over-allotment option in full, the Company consummated the sale of an additional 2,625,000 Units at $10.00 per unit, generating total gross proceeds of $26,250,000. Simultaneously with the sale of the additional Units, the Company deposited an aggregate of $1,181,250 into the Trust Account from funds previously held outside of the Trust Account. A total of $26,775,000 was deposited in the Trust Account, bringing the aggregate proceeds held in the Trust Account to $205,275,000.

Transaction costs amounted to $11,101,864, consisting of $5,031,250 of underwriting fees, $5,031,250 of deferred underwriting fees and $1,039,364 of other costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq Capital Market (“NASDAQ”) rules provide that the Company’s initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and interest released to pay franchise and income taxes) at the time of the signing a definitive agreement in connection with a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its stockholders with the opportunity to convert all or a portion of their shares included in the Units sold in the Initial Public Offering (the “Public Shares”) upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to convert their shares for a pro rata portion of the amount then in the Trust Account ($10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and incomes tax obligations). The per-share amount to be distributed to stockholders who convert their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no conversion rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the conversions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other legal reasons, the Company will offer to convert shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to convert their Public Shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from converting its shares with respect to more than an aggregate of 20% of the shares sold in the Initial Public Offering (“Excess Shares”).

The Company’s Insiders, officers, directors and any holder of the Company’s insider shares (as defined in Note 6) (the “initial stockholders”) have agreed (a) to vote their insider shares, Private Shares (as defined in Note 6) and Public Shares in favor of a Business Combination, (b) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their shares in conjunction with any such amendment; (c) not to convert any shares in connection with a stockholder vote to approve a Business Combination and (d) that the insider shares and Private Shares will not participate in any liquidating distributions upon winding up if a Business Combination is not consummated.

The Company initially had until December 1, 2019 to consummate a Business Combination (the “Combination Period”).

On November 26, 2019, the Company held its Annual Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination two times for an additional 90 days each time to June 1, 2020 (the termination date as so extended, the “Extended Termination Date”). The Company agreed to contribute $500,000 to the Trust Account for each 90-day extension period. The Company contributed an aggregate of $1,000,015 to the Trust Account which extended the date to June 1, 2020 to complete a Business Combination.

In connection with the approval of the Charter Amendment, stockholders elected to redeem an aggregate of 13,081,434 shares of the Company’s common stock. As a result, an aggregate of $137,130,484 (or approximately $10.48 per share) was removed from the Company’s Trust Account to pay such stockholders.

On May 28, 2020, the Company held a Special Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Second Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination to September 1, 2020 (the “Second Extended Date”). The Company agreed to contribute $0.15 for each Public Share outstanding that was not redeemed for the three-month extension period. As of June 30, 2020, the Company contributed an aggregate of $962,476 to the Trust Account and had until September 1, 2020 to complete a Business Combination.

In connection with the approval of the Second Charter Amendment, stockholders elected to redeem an aggregate of 627,059 shares of the Company’s common stock. As a result, an aggregate of $6,666,775 (or approximately $10.63 per share) was removed from the Company’s Trust Account to pay such stockholders and 12,597,757 shares of common stock were then issued and outstanding as of June 30, 2020.

On August 28, 2020, the Company held a Special Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Third Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination to December 1, 2020 (the “Third Extended Date”). The Company agreed to contribute $0.15 for each Public Share outstanding that was not redeemed for the three-month extension period. As of September 30, 2020, the Company contributed an aggregate of $867,971 to the Trust Account and had until December 1, 2020 to complete a Business Combination.

In connection with the approval of the Third Charter Amendment, stockholders elected to redeem an aggregate of 630,037 shares of the Company’s common stock. As a result, an aggregate of $6,781,851 (or approximately $10.76 per share) was removed from the Company’s Trust Account to pay such stockholders and 11,967,720 shares of common stock were then issued and outstanding as of September 30, 2020.

The Company held a special meeting of stockholders on November 30, 2020, pursuant to which the stockholders approved to extend the Third Extended Date from December 1, 2020 to March 1, 2021, with an ability to further extend for an additional three months to June 1, 2021 (the “Fourth Extended Date”) if approved by the Company’s board of directors. On February 26, 2021, the Company’s board of directors approved the extension of the Fourth Extended Date to June 1, 2021 to permit sufficient time for the Company to consummate its previously announced proposed business combination with Lottery.com, including filing a registration statement on Form S-4 that will include a proxy statement. The Company agreed to contribute $0.05 for each Public Share outstanding that was not redeemed for each month of the extension going forward. On December 1, 2020, the Company contributed an aggregate of $289,323 to the Trust Account.

The Company held a special meeting of stockholders on May 27, 2021, pursuant to which the stockholders approved to extend the Fourth Extended Date from June 1, 2021 to September 1, 2021, with an ability to further extend for an additional three months to December 1, 2021 (the “Fifth Extended Date”) if approved by the Company’s board of directors. In addition, the Company agreed that for each month of the extension, if the daily volume weighted average price of the Company’s common stock for any 10 consecutive trading days in the prior month is below $11.40 per share, as determined two (2) trading days prior to the last day of such month, the Company must deposit, or cause to be deposited by its insiders, $0.05 for each public share of common stock that was not redeemed in connection with the special meeting into the Company’s trust account.

If the Company is unable to consummate a Business Combination by the Fourth Extended Date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned (net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

The initial stockholders have agreed to waive their rights to liquidating distributions from the Trust Account with respect to their insider shares and Private Shares if the Company fails to complete a Business Combination during the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its rights to the deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the $10.20 per share held in the Trust Account.

In order to protect the amounts held in the Trust Account, the initial stockholders have agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the initial stockholders will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the initial stockholders will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Going Concern

As of December 31, 2020, the Company had $972,787 in its operating bank accounts, and an adjusted working capital of $738,956, which excludes prepaid income taxes of $12,186 and franchise and income taxes payable of $40,050, of which such amounts will be paid from interest earned on the Trust Account, and promissory notes in the amount of $5,075,000 as such amounts are payable upon the consummation of a Business Combination and not from the working capital of the Company. As of December 31, 2020, approximately $1,537,000 of the amount on deposit in the Trust Account represents interest income, which is available to pay the Company’s tax obligations. Through December 31, 2020, the Company has withdrawn $1,560,885 of interest earned from the Trust Account in order to pay its taxes, of which $490,865 was withdrawn during the year ended December 31, 2020.

On December 17, 2019, Viktoria Group, LLC, a company owned by the Company’s President and Chief Financial Officer, loaned the Company $180,000 in order to fund working capital requirements and finance transaction expenses in connection with a Business Combination. The loan was non-interest bearing and was repaid on June 18, 2020.

On January 30, 2020, VK Consulting, Inc. a company owned by the Company’s President and Chief Financial Officer, loaned the Company $425,000 in order to fund working capital requirements and finance transaction expenses in connection with a Business Combination. The loan is non-interest bearing and currently due on demand.

On February 7, 2020, May 15, 2020 and August 27, 2020, BGV Group Limited, an affiliate of one of the Company’s stockholders, loaned the Company an aggregate of $3,400,000 to be used to finance transaction costs in connection with a Business Combination. The loans are non-interest bearing and currently due on demand.

On November 27, 2020, an affiliate of the Company loaned the Company an aggregate of $150,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and payable on December 1, 2021.

On November 30, 2020 and December 28, 2020, an affiliate of the Company loaned the Company an aggregate of $1,100,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and currently due on demand.

The Company will need to raise additional capital through loans or additional investments from its initial stockholders, officers or directors. The Company’s initial stockholders, officers or directors may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through December 1, 2021, the date that the Company will be required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.